Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Intermediate Duration Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen All-American Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Limited Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Inflation Protected Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Short-Duration High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategic Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.